Commitments	12 Months Ended
Apr. 30, 2021
Commitments [Abstract]
COMMITMENTS
18.	COMMITMENTS

The Company entered into a lease agreement for a new facility for its Utrecht, the Netherlands location on December 31, 2019. The building is under construction. The lease has two five year-terms and is estimated to commence on April 5, 2022 at an estimated annual cost of €681,835 indexed for inflation.